Operating Segment Net Income (Loss) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended										6 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2013		Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Operating Segment Net Income (Loss)
Operating segment net income (loss)	$ 36,438	[1]													$ 2,199	[2]	$ (30,285)	[2]	$ 12,615	[2]
DISCONTINUED OPERATIONS	(341)		(6,472)	(347)	(2,164)	(5,427)	(7,919)	(390)	98,281	(3,727)	(7,591)	94,554	(7,938)	94,164	(14,410)		86,245		1,760
Net income (loss) attributable to Harvest	36,097		(23,147)	5,751	6,225	(1,040)	(44,305)	10,604	92,813	(3,152)	5,185	89,661	10,936	100,265	(12,211)		55,960		14,375
Operating Segments [Member]
Operating Segment Net Income (Loss)
Operating segment net income (loss)	36,438			6,098	8,389	4,387		10,994	(5,468)	575	12,776	(4,893)	18,874	6,101	2,199		(30,285)		12,615
DISCONTINUED OPERATIONS	(341)			(347)	(2,164)	(5,427)		(390)	98,281	(3,727)	(7,591)	94,554	(7,938)	94,164	(14,410)		86,245		1,760
Net income (loss) attributable to Harvest	36,097			5,751	6,225	(1,040)		10,604	92,813	(3,152)	5,185	89,661	10,936	100,265	(12,211)		55,960		14,375
Operating Segments [Member] | Venezuela [Member]
Operating Segment Net Income (Loss)
Operating segment net income (loss)	39,076			15,425	17,737	12,956		13,918	14,041	13,288	30,693	27,329	46,118	41,247	51,584		54,974		49,158
Operating Segments [Member] | Indonesia [Member]
Operating Segment Net Income (Loss)
Operating segment net income (loss)	(1,978)			(1,564)	(1,578)	(2,856)		(2,654)	(1,596)	(1,418)	(4,434)	(3,014)	(5,998)	(5,668)	(7,984)		(47,688)		(6,265)
Operating Segments [Member] | Gabon [Member]
Operating Segment Net Income (Loss)
Operating segment net income (loss)	(2,146)			(1,825)	(1,722)	(1,425)		(675)	(842)	(452)	(3,147)	(1,294)	(4,972)	(1,969)	(6,842)		(7,988)		(1,642)
Operating Segments [Member] | Oman [Member]
Operating Segment Net Income (Loss)
DISCONTINUED OPERATIONS															(12,711)		(11,371)		(1,952)
Operating Segments [Member] | United States [Member]
Operating Segment Net Income (Loss)
Operating segment net income (loss)	1,486			(5,938)	(6,048)	(4,288)		405	(17,071)	(10,843)	(10,336)	(27,914)	(16,274)	(27,509)	(34,559)		(29,583)		(28,636)
As Previously Reported [Member]
Operating Segment Net Income (Loss)
DISCONTINUED OPERATIONS				(595)	(989)	(115)		36	98,665	(3,266)	(1,104)	95,399	(1,699)	95,435			97,616		3,712
Net income (loss) attributable to Harvest				5,817	8,160	(1,392)		7,711	89,780	1,082	6,768	90,862	12,585	98,573			53,894		15,442
As Previously Reported [Member] | Operating Segments [Member]
Operating Segment Net Income (Loss)
Operating segment net income (loss)				6,412	9,149	(1,277)		7,675	(8,885)	4,348	7,872	(4,537)	14,284	3,138
DISCONTINUED OPERATIONS				(595)	(989)	(115)		36	98,665	(3,266)	(1,104)	95,399	(1,699)	95,435
Net income (loss) attributable to Harvest				5,817	8,160	(1,392)		7,711	89,780	1,082	6,768	90,862	12,585	98,573
As Previously Reported [Member] | Operating Segments [Member] | Venezuela [Member]
Operating Segment Net Income (Loss)
Operating segment net income (loss)				15,372	17,733	12,715		13,918	14,115	13,214	30,448	27,329	45,820	41,247
As Previously Reported [Member] | Operating Segments [Member] | Indonesia [Member]
Operating Segment Net Income (Loss)
Operating segment net income (loss)				(1,291)	(1,225)	(2,476)		(1,557)	(1,596)	(1,418)	(3,701)	(3,014)	(4,992)	(4,571)
As Previously Reported [Member] | Operating Segments [Member] | Gabon [Member]
Operating Segment Net Income (Loss)
Operating segment net income (loss)				(1,732)	(1,670)	(1,315)		(620)	(717)	(342)	(2,985)	(1,059)	(4,717)	(1,679)
As Previously Reported [Member] | Operating Segments [Member] | Oman [Member]
Operating Segment Net Income (Loss)
Operating segment net income (loss)				(704)	(923)	(5,608)		(544)	(489)	(556)	(6,531)	(1,045)	(7,235)	(1,589)
As Previously Reported [Member] | Operating Segments [Member] | United States [Member]
Operating Segment Net Income (Loss)
Operating segment net income (loss)				(5,233)	(4,766)	(4,593)		(3,522)	(20,198)	(6,550)	(9,359)	(26,748)	(14,592)	(30,270)
Scenario, Adjustment [Member]
Operating Segment Net Income (Loss)
DISCONTINUED OPERATIONS				595	(595)						(595)
Net income (loss) attributable to Harvest				(66)	(1,935)	352	374	2,893	3,033	(4,234)	(1,583)	(1,201)	(1,649)	1,692
Scenario, Adjustment [Member] | Operating Segments [Member]
Operating Segment Net Income (Loss)
Operating segment net income (loss)				(661)		352		2,893		(4,234)	(988)	(1,201)	(1,649)	1,692
DISCONTINUED OPERATIONS				595							(595)
Net income (loss) attributable to Harvest				(66)		352		2,893		(4,234)	(1,583)	(1,201)	(1,649)	1,692
Scenario, Adjustment [Member] | Operating Segments [Member] | Venezuela [Member]
Operating Segment Net Income (Loss)
Operating segment net income (loss)				53		241				74	245		298
Scenario, Adjustment [Member] | Operating Segments [Member] | Indonesia [Member]
Operating Segment Net Income (Loss)
Operating segment net income (loss)				(273)		(380)		(1,097)			(733)		(1,006)	(1,097)
Scenario, Adjustment [Member] | Operating Segments [Member] | Gabon [Member]
Operating Segment Net Income (Loss)
Operating segment net income (loss)				(93)		(110)		(55)		(110)	(162)	(235)	(255)	(290)
Scenario, Adjustment [Member] | Operating Segments [Member] | United States [Member]
Operating Segment Net Income (Loss)
Operating segment net income (loss)				(348)		601		4,045		(4,198)	(338)	(966)	(686)	3,079
As RESTATED [Member]
Operating Segment Net Income (Loss)
DISCONTINUED OPERATIONS					(1,584)	(115)		36	98,665	(3,266)	(1,699)	95,399	(1,699)	95,435			97,616		3,712
Net income (loss) attributable to Harvest				5,751	6,225	(1,040)		10,604	92,813	(3,152)	5,185	89,661	10,936	100,265			55,960		14,375
As RESTATED [Member] | Operating Segments [Member]
Operating Segment Net Income (Loss)
Operating segment net income (loss)				5,751	7,809	(925)		10,568	(5,852)	114	6,884	(5,738)	12,635	4,830
DISCONTINUED OPERATIONS					(1,584)	(115)		36	98,665	(3,266)	(1,699)	95,399	(1,699)	95,435
Net income (loss) attributable to Harvest				5,751	6,225	(1,040)		10,604	92,813	(3,152)	5,185	89,661	10,936	100,265
As RESTATED [Member] | Operating Segments [Member] | Venezuela [Member]
Operating Segment Net Income (Loss)
Operating segment net income (loss)				15,425	17,737	12,956		13,918	14,041	13,288	30,693	27,329	46,118	41,247
As RESTATED [Member] | Operating Segments [Member] | Indonesia [Member]
Operating Segment Net Income (Loss)
Operating segment net income (loss)				(1,564)	(1,578)	(2,856)		(2,654)	(1,596)	(1,418)	(4,434)	(3,014)	(5,998)	(5,668)
As RESTATED [Member] | Operating Segments [Member] | Gabon [Member]
Operating Segment Net Income (Loss)
Operating segment net income (loss)				(1,825)	(1,722)	(1,425)		(675)	(842)	(452)	(3,147)	(1,294)	(4,972)	(1,969)
As RESTATED [Member] | Operating Segments [Member] | Oman [Member]
Operating Segment Net Income (Loss)
Operating segment net income (loss)				(704)	(923)	(5,608)		(544)	(489)	(556)	(6,531)	(1,045)	(7,235)	(1,589)
As RESTATED [Member] | Operating Segments [Member] | United States [Member]
Operating Segment Net Income (Loss)
Operating segment net income (loss)				(5,581)	(5,705)	(3,992)		523	(16,966)	(10,748)	(9,697)	(27,714)	(15,278)	(27,191)
Discontinued Operations [Member]
Operating Segment Net Income (Loss)
DISCONTINUED OPERATIONS				(347)	(580)	(5,312)		(426)	(384)	(461)	(5,892)	(845)	(6,239)	(1,271)			(11,371)		(1,952)
Discontinued Operations [Member] | Operating Segments [Member]
Operating Segment Net Income (Loss)
Operating segment net income (loss)				347	580	5,312		426	384	461	5,892	845	6,239	1,271
DISCONTINUED OPERATIONS				(347)	(580)	(5,312)		(426)	(384)	(461)	(5,892)	(845)	(6,239)	(1,271)
Discontinued Operations [Member] | Operating Segments [Member] | Oman [Member]
Operating Segment Net Income (Loss)
Operating segment net income (loss)				704	923	5,608		544	489	556	6,531	1,045	7,235	1,589
Discontinued Operations [Member] | Operating Segments [Member] | United States [Member]
Operating Segment Net Income (Loss)
Operating segment net income (loss)				(357)	(343)	(296)		(118)	(105)	(95)	(639)	(200)	(996)	(318)
Adjustments [Member] | Operating Segments [Member]
Operating Segment Net Income (Loss)
Operating segment net income (loss)					(1,340)				3,033
DISCONTINUED OPERATIONS					(595)
Net income (loss) attributable to Harvest					(1,935)				3,033
Adjustments [Member] | Operating Segments [Member] | Venezuela [Member]
Operating Segment Net Income (Loss)
Operating segment net income (loss)					4				(74)
Adjustments [Member] | Operating Segments [Member] | Indonesia [Member]
Operating Segment Net Income (Loss)
Operating segment net income (loss)					(353)
Adjustments [Member] | Operating Segments [Member] | Gabon [Member]
Operating Segment Net Income (Loss)
Operating segment net income (loss)					(52)				(125)
Adjustments [Member] | Operating Segments [Member] | United States [Member]
Operating Segment Net Income (Loss)
Operating segment net income (loss)					$ (939)				$ 3,232

[1]	Net of net income attributable to noncontrolling interest.
[2]	Includes net income attributable to noncontrolling interest.